Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by Nature [Line Items]]
Incurred expenses	$ 1,185	$ 5,135	$ 8,311
Other income	84,525	148,625	311,057
Sale of asset	22,467	19,617	40,554
insurance recovery total value	50	21,305	16,182
Tax refund and extemporaneous tax credit	6,993	48,825	51,532
Leniency expenses refund			93,786
Other expenses	189,254	122,228	99,619
Restructuring expenses	93,388	44,338	30,466
Loss on asset sale	16,859	37,652	27,396
Reversal of extemporaneous credits	58,654
Restructuring expenses	93,383	44,338	93,388
Subsidiary PPC [Member]
Expenses by Nature [Line Items]]
Restructuring expenses	$ 96,616	$ 53,275	$ 0